--------------------------------------------------------------------------------
                                 T. Rowe Price
--------------------------------------------------------------------------------
                               SemiAnnual Report
                              Equity Index Fund
--------------------------------------------------------------------------------
                                 June 30, 1997
--------------------------------------------------------------------------------

Report Highlights
================================================================================
Equity Index Fund

* In an environment of positive economic news, strong corporate earnings reports, and robust demand for equities, the S&P 500 achieved a 20.61% return in the first half of 1997.

* The Equity Index Fund's first half return followed the S&P 500's gains very closely.

* Stocks of numerous industries, including health care and capital equipment, achieved outstanding gains. Much of the best performance came from large, blue chip stocks.

* Although we currently see no drastic changes occurring in the equity markets, we believe it is likely that market gains will moderate in coming months from their extremely fast pace in the first half.

Fellow Shareholders
================================================================================

     After the stellar gains of 1995 and 1996, few investors expected a 20% rise in the Standard & Poor's 500 Stock Index during the first half of 1997. But continued good news on the economy and strong cash flows into equities helped push the market to new highs. The 17% advance of the unmanaged index in the second quarter alone was its best quarterly performance in over 10 years and its fourth-best since 1950.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 6/30/97                      6 Months           12 Months
--------------------------------------------------------------------------------
Equity Index Fund                             20.36%               34.29%
S&P 500                                       20.61                34.70
================================================================================

     For the year to date and 12-month periods, the Equity Index Fund closely tracked the S&P 500 Index. The small difference reflects the expenses of managing the fund. During the current rally that began at year-end 1994, the fund's gains have been extraordinary. Both the fund and the S&P 500 have returned more than 100% in the past 30 months N the market's best showing since the mid-1950s. (See page 8 for additional performance information.) In the past, similar results have been seen during such unusual periods as the recovery from the 1929 stock market crash and the euphoria over the end of World War II.

     For several reasons, it has been difficult for active managers to beat the S&P 500 during the last two and a half years. Active managers, for example, tend to hold a larger portion of their assets in cash than index funds do. When the market advances sharply, as it has recently, many active managers increase cash reserves to protect themselves from a correction. Index funds by definition must minimize cash at all times in order to track the market as closely as possible.

     Also, for many quarters now, investors have gravitated toward large, liquid stocks that are perceived to be safe havens in unpredictable markets. Many of these, like COCA-COLA and PROCTER & GAMBLE, have produced strong earnings growth and rewarded their investors with outstanding investment results. This trend has greatly benefited S&P 500 index funds because these stocks represent a large part of the index. While many active managers have held these stocks, they typically have been underweighted relative to the market.

     Low cash levels and an emphasis on large-cap stocks will not always be winning qualities. In the future, we will almost certainly experience periods where other strategies perform better, active managers as a group will benefit, and index funds will lag.

Market Review
================================================================================

     The S&P 500 hit the ground running in January and was up over 10% by mid-February. It gave all those gains back in the spring, however, when a rate increase by the Federal Reserve in late March triggered a 10% sell-off. When further signs of inflation failed to materialize, however, the market took off in a euphoric mid-April run.

     Continuing the trend of the past several years, large-cap stocks benefited most in this ebullient period, strongly outperforming smaller issues. The widely followed S&P 500 Index is capitalization weighted, meaning larger companies have a greater influence on overall performance than smaller stocks. For example, GE, the company with the largest market cap, makes up approximately 3% of the index. A smaller company, such as TUPPERWARE, makes up only 0.03%. This technique of index construction means that when stock market returns are differentiated due to company size, the S&P 500 will perform much differently from the average stock. For the first half of 1997, the S&P 500 advanced by 20.61%, but the median stock outside of the S&P 500 rose only 8.8%.

     This size effect could be found within the index as well. The 10 largest stocks in the S&P 500, representing about 19% of the index, returned 28% on average in the period.

Portfolio Review
================================================================================

     Your fund changes holdings only when the composition of the index changes. In terms of portfolio modifications, the first half of 1997 was a quiet period, as the S&P 500 had few additions or deletions. Only eight changes were made to the index, all of which were triggered by mergers of S&P 500 companies, including DEAN WITTER and MORGAN STANLEY, and SBC COMMUNICATIONS and PACIFIC TELESIS. Also, the long drawn-out battle for control of CONRAIL came to an end as CSX CORPORATION and NORFOLK SOUTHERN agreed to jointly buy Conrail for $115 a share and split up the railroad between them.

     The additions were primarily from the technology and financial sectors and represent only 0.7% of the S&P 500's total market value. The technology companies added to the index were PARAMETRIC TECHNOLOGY, a leading developer of software in the mechanical design automation industry; ADOBE SYSTEMS, a developer of software used in the creation and display of electronic documents; and EQUIFAX, a provider of data-processing services. The financial companies added were CONSECO, a large insurance company; CHARLES SCHWAB, the largest discount broker in the U.S. and a distributor of investment products; and COUNTRYWIDE CREDIT, a provider of consumer mortgages. Rounding out the additions were HEALTHSOUTH, a large provider of outpatient and rehabilitative health care services, and CARDINAL HEALTH, a distributor of pharmaceuticals and health care products.

================================================================================
Performance By Sector
--------------------------------------------------------------------------------
Periods Ended 6/30/97         6 Months 12 Months
--------------------------------------------------------------------------------
Health Care ....................................           31.7%         45.6%
Capital Equipment ..............................           28.6          45.6
Technology .....................................           23.1          47.1
Financial ......................................           22.7          48.8
Consumer Services ..............................           20.2          17.6
Process Industries .............................           20.1          35.3
Consumer Nondurables ...........................           19.9          29.4
Energy .........................................           17.4          34.1
Business Services and Transportation ...........           15.2          15.5
Consumer Cyclicals .............................           10.8          16.0
Utilities ......................................            6.9           6.7
Basic Materials ................................            2.2           4.2
================================================================================

     The best-performing economic sector was health care. Drug stocks did particularly well, led by such household names as BRISTOL-MYERS SQUIBB, PFIZER, and ELI LILLY. Very large technology firms, after struggling in the first quarter, also posted strong returns. DELL COMPUTER, a manufacturer of personal computers for home and business, rose an astonishing 121%. The company has been delivering consistently strong results and record revenues. MICROSOFT also did well, as investors continued to see it as a major player in the future of computers and the information age. 3Com was a notable loser during the first half as its stock sank 39%. Intel waged a pricing war which took a bite out of 3Com's earnings, and the market reacted unfavorably to 3Com's merger with U.S. Robotics. Smaller companies in the computer communications industry underperformed as well.

     Lack of evidence of inflation, and modestly lower interest rates, helped push financial stocks up. The fund's large holdings in AMERICAN INTERNATIONAL GROUP, a multinational insurance powerhouse, and NATIONSBANK were exceptional performers. Utilities continued to lag, plagued by ongoing concerns over the changes new legislation may impose on the industry's competitive landscape. Low inflation and rumors of accelerated gold-reserve sales by central banks around the world depressed gold prices and related stocks.

Outlook
================================================================================

     Along with the S&P 500, your fund has benefited greatly from strong conditions in the overall economy and the outstanding performance of many large U.S. companies. Recent returns, however, have been extraordinary, and likely cannot go on forever. Considering the high valuations of many S&P stocks, the entire index is vulnerable to corporate earnings disappointments or disturbing economic news. Market volatility did pick up in 1997, as evidenced by the brief 10% correction in March and early April.

     It is important to remember that indexes can go down as well as up, and after such an extended period of gains, investors may need to steel themselves against a possible market retreat in the future. Although we currently see no drastic changes taking shape in the equity market, it would not be surprising to see index returns moderate. As a long-term equity investment, however, the Equity Index Fund offers inexpensive access to the broad stock market, which has historically provided strong long-term returns that have significantly outpaced the rate of inflation.

     Finally, we would like to introduce Kristen Culp, who has been a part of T. Rowe Price's equity division since 1990 and a member of this fund's Investment Advisory Committee since April 1992. In April 1995, she became executive vice president of the Equity Index Fund.

Respectfully submitted,

/s/

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

/s/

Kristen F. Culp
Executive Vice President

July 22, 1997


================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE
6 Months Ended 6/30/97

Ten Best Contributors
--------------------------------------------------------------------------------
Microsoft 18c
GE ....................................................................   18
Coca-Cola .............................................................   12
Exxon .................................................................   11
Merck .................................................................   10
Bristol-Myers Squibb ..................................................    9
Royal Dutch Petroleum ADR .............................................    9
Wal-Mart ..............................................................    8
Pfizer ................................................................    8
Procter & Gamble ......................................................    8
Total .................................................................   111c

Ten Worst Contributors
--------------------------------------------------------------------------------
AT&T ..................................................................   -3c
3Com ..................................................................    2
Pharmacia & Upjohn ....................................................    1
Barrick Gold ..........................................................    1
Ikon Office Solutions .................................................    1
Fortune Brands ........................................................    1
Viacom (Class B) ......................................................    1
Silicon Graphics ......................................................    1
Providian Financial -
GTE -
Total .................................................................   -11c

12 Months Ended 6/30/97

Ten Best Contributors
--------------------------------------------------------------------------------
Microsoft .............................................................   27c
GE ....................................................................   24
Intel .................................................................   19
Merck .................................................................   16
Coca-Cola .............................................................   16
Exxon .................................................................   15
IBM 15
Bristol-Myers Squibb ..................................................   12
Procter & Gamble ......................................................   12
Royal Dutch Petroleum ADR .............................................   12
Total .................................................................   168c

Ten Worst Contributors
--------------------------------------------------------------------------------
AT&T ..................................................................   -5c
Dun & Bradstreet ......................................................    2
Pharmacia & Upjohn ....................................................    2
Viacom (Class B) ......................................................    1
Novell ................................................................    1
Tele-Communications (Class A) .........................................    1
Barrick Gold ..........................................................    1
Southern Company ......................................................    1
Texas Utilities 1
Placer Dome -
Total .................................................................   -15c
================================================================================

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/97

GE ..........................................................               3.1%
Coca-Cola ...................................................               2.4
Exxon .......................................................               2.2
Microsoft ...................................................               2.2
Merck .......................................................               1.8
Royal Dutch Petroleum .......................................               1.7
Intel .......................................................               1.7
Philip Morris ...............................................               1.6
Procter & Gamble ............................................               1.4
IBM .........................................................               1.3
Johnson & Johnson ...........................................               1.2
Bristol-Myers Squibb ........................................               1.2
Pfizer ......................................................               1.1
Wal-Mart ....................................................               1.1
DuPont ......................................................               1.0
American International Group ................................               1.0
Eli Lilly ...................................................               0.9
PepsiCo 0.8
Hewlett-Packard 0.8
AT&T ........................................................               0.8
SBC Communications ..........................................               0.8
Citicorp ....................................................               0.8
Mobil .......................................................               0.8
Disney ......................................................               0.8
Gillette ....................................................               0.8
--------------------------------------------------------------------------------
Total .......................................................              33.3%
================================================================================

================================================================================
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Equity Index Fund SEC chart shown here]

================================================================================
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
                                                               Since   Inception
Periods Ended 6/30/97      1 Year    3 Years    5 Years    Inception        Date
--------------------------------------------------------------------------------
Equity Index Fund           34.29%     28.49%     19.32%       16.93%    3/30/90

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

Unaudited                                                                             For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights
                                           6 Months           Year
                                              Ended          Ended
                                            6/30/97       12/31/96      12/31/95        12/31/94       12/31/93        12/31/92
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period ...............      $    20.34     $    17.21     $    13.09     $    13.48     $    12.63     $    12.10
Investment activities
    Net investment income .........            0.17**         0.38**         0.39*          0.36*          0.32*          0.32*
    Net realized and
    unrealized gain (loss) ........            4.01           3.47           4.43          (0.23)          0.86           0.53
    Total from
    investment activities .........            4.18           3.85           4.82           0.13           1.18           0.85
Distributions
    Net investment income .........           (0.16)         (0.38)         (0.40)         (0.36)         (0.32)         (0.31)
    Net realized gain .............           (0.15)         (0.34)         (0.30)         (0.09)         (0.01)         (0.01)
    Distributions in excess
    of net realized gain ..........              --             --             --          (0.07)            --             --
    Total distributions ...........           (0.31)         (0.72)         (0.70)         (0.52)         (0.33)         (0.32)
NET ASSET VALUE
End of period .....................      $    24.21     $    20.34     $    17.21     $    13.09     $    13.48     $    12.63
Ratios/Supplemental Data
Total return ......................           20.36%**       22.65%**       37.16%*         1.01%*         9.42%*         7.19%*
Ratio of expenses to
average net assets ................            0.40%**+       0.40%**        0.45%*         0.45%*         0.45%*         0.45%*
Ratio of net investment
income to average
net assets ........................            0.82%**+       2.05%**        2.54%*         2.73%*         2.40%*         2.57%*
Portfolio turnover rate ...........             0.9%+          1.3%           1.3%           1.3%           0.8%           0.1%
Average commission
rate paid .........................      $   0.0150     $   0.0183             --             --             --             --
Net assets, end of period
(in millions) .....................      $    1,311     $      808     $      457     $      270     $      167     $      128
====================================================================================================================================

*    Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95.
**   Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/97.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

Unaudited                                                          June 30, 1997
================================================================================
Statement of Net Assets

Shares/Par  Value

In thousands

Common Stocks & Warrants  98.5%
INDUSTRIAL  75.3%
GE ...........................................          623,670          $40,772
Coca-Cola ....................................          471,367           31,817
Exxon ........................................          471,506           28,998
Microsoft * ..................................          227,516           28,774
Merck ........................................          229,125           23,714
Royal Dutch Petroleum ADR ....................          407,080           22,135
Intel ........................................          155,628           22,036
Philip Morris ................................          461,140           20,463
Procter & Gamble .............................          127,909           18,067
IBM ..........................................          194,246           17,519
Johnson & Johnson ............................          252,052           16,226
Bristol-Myers Squibb .........................          189,642           15,361
Pfizer .......................................          122,665           14,658
Wal-Mart .....................................          430,790           14,566
DuPont .......................................          213,983           13,454
Eli Lilly ....................................          105,211           11,501
PepsiCo ......................................          292,398           10,983
Hewlett-Packard ..............................          193,077           10,812
AT&T .........................................          308,161           10,805
Mobil ........................................          148,932           10,407
Disney .......................................          127,768           10,253
Gillette .....................................          105,758           10,021
Abbott Laboratories ..........................          147,141            9,822
American Home Products .......................          121,844            9,321
Chevron ......................................          123,907            9,161
Lucent Technologies ..........................          121,338            8,744
Motorola .....................................          112,735            8,568
Cisco Systems * ..............................          125,538            8,431
Ford Motor ...................................          223,088            8,422
Amoco ........................................           93,677            8,144
3M ...........................................           78,724            8,030
GM ...........................................          142,380            7,929
Boeing .......................................          136,215            7,228
Schering-Plough ..............................          139,453            6,676
Unilever N.V. ADR ............................           30,362           $6,619
Oracle * .....................................          127,903            6,439
Warner-Lambert ...............................           51,423            6,389
Home Depot ...................................           91,936            6,338
McDonald's ...................................          130,245            6,292
Schlumberger .................................           46,668            5,833

Texaco .......................................           50,213            5,461
World Com ....................................          169,426            5,416
Kimberly-Clark ...............................          105,914            5,269
COMPAQ Computer * ............................           52,154            5,176
Time Warner ..................................          106,224            5,125
Columbia/HCA Healthcare ......................          127,486            5,012
MCI ..........................................          130,433            4,993
Monsanto .....................................          112,561            4,847
Xerox ........................................           61,037            4,814
Eastman Kodak ................................           62,599            4,804
Emerson Electric .............................           83,410            4,593
AlliedSignal .................................           53,776            4,517
Campbell .....................................           88,582            4,429
Northern Telecom .............................           48,360            4,401
Chrysler .....................................          133,428            4,378
Atlantic Richfield ...........................           61,298            4,321
Sprint .......................................           81,782            4,304
Dow Chemical .................................           45,351            3,951
Sears ........................................           73,246            3,937
Anheuser-Busch ...............................           93,181            3,908
Dell Computer * ..............................           32,910            3,864
Caterpillar ..................................           35,706            3,834
Computer Associates ..........................           68,695            3,825
Lockheed Martin ..............................           36,811            3,812
First Data ...................................           85,447            3,754
Sara Lee .....................................           89,950            3,744
United Technologies ..........................           44,681            3,709
Medtronic ....................................           45,158            3,658
Colgate-Palmolive ............................           54,957            3,586
Kellogg ......................................           39,768            3,405
Pharmacia & Upjohn ...........................           96,958            3,369
Heinz ........................................           69,960            3,227
NIKE .........................................           54,251          $ 3,167
Texas Instruments ............................           36,048            3,030
Amgen ........................................           50,861            2,955
ConAgra ......................................           45,851            2,940
Seagram ......................................           69,921            2,814
3Com * .......................................           62,177            2,796
International Paper ..........................           57,504            2,793
Waste Management .............................           85,804            2,756
Westinghouse .................................          119,044            2,753
McDonnell Douglas ............................           39,800            2,726
Baxter International .........................           51,308            2,681
AirTouch Communications * ....................           96,462            2,641
Deere ........................................           48,073            2,638
Gannett ......................................           26,562            2,623
Automatic Data Processing ....................           54,839            2,577
Sun Microsystems * ...........................           68,525            2,550
CPC International ............................           27,071            2,499
Walgreen .....................................           46,308            2,483
Alcoa ........................................           32,668            2,462

Archer Daniels Midland .......................          103,397            2,430
Rockwell International .......................           41,015            2,420
Corning ......................................           43,037            2,394
Applied Materials * ..........................           33,723            2,387
J.C. Penney ..................................           45,492            2,374
U S WEST Media * .............................          117,048            2,370
Illinois Tool Works ..........................           46,772            2,336
Raytheon .....................................           44,890            2,289
Marsh & McLennan .............................           31,606            2,256
Boston Scientific * ..........................           36,654            2,252
Tyco International ...........................           31,834            2,214
Dayton Hudson ................................           41,201            2,191
Phillips Petroleum ...........................           49,718            2,175
May Department Stores ........................           45,815            2,165
Textron ......................................           31,583            2,096
The Gap ......................................           53,323            2,073
Viacom (Class B) * ...........................           67,472            2,024
General Mills ................................           31,020            2,020
CUC International * ..........................           77,228            1,993
PPG Industries ...............................           33,925          $ 1,972
Pitney Bowes .................................           27,913            1,940
Weyerhaeuser .................................           37,166            1,933
Toys "R" Us * ................................           54,196            1,897
Goodyear Tire & Rubber .......................           29,816            1,888
Tellabs * ....................................           33,820            1,888
Halliburton ..................................           23,748            1,882
United HealthCare ............................           36,031            1,874
Tele-Communications (Class A) * ..............          125,851            1,868
Unocal .......................................           47,915            1,860
Mattel .......................................           54,133            1,834
EMC * ........................................           46,075            1,797
Honeywell ....................................           23,603            1,791
Avon .........................................           25,333            1,788
Albertson's ..................................           48,331            1,764
Air Products and Chemicals ...................           21,380            1,737
HFS * ........................................           29,569            1,715
AMP ..........................................           41,020            1,713
Tenet Healthcare * ...........................           57,111            1,688
Seagate Technology * .........................           47,279            1,664
Praxair ......................................           29,506            1,652
CVS ..........................................           31,915            1,636
Ralston Purina ...............................           19,900            1,636
Hershey Foods ................................           29,231            1,617
Occidental Petroleum .........................           63,891            1,601
HealthSouth * ................................           64,203            1,601
Micron Technology * ..........................           39,990            1,597
USX-Marathon .................................           54,654            1,578
Barrick Gold .................................           70,936            1,561
Aon ..........................................           29,980            1,551

Wrigley ......................................           22,530            1,509
Georgia-Pacific ..............................           17,583            1,501
Tenneco ......................................           32,900            1,487
Alcan Aluminum ...............................           42,532            1,475
Service Corp. International ..................           44,340            1,458
Marriott International .......................           23,660            1,452
Kroger * .....................................           48,674            1,412
American Stores ..............................           27,695            1,367
Browning-Ferris ..............................           40,861          $ 1,359
Federated Department Stores * ................           38,387            1,334
Comcast (Class A Special) ....................           62,464            1,333
TRW ..........................................           23,451            1,332
ITT * ........................................           21,813            1,332
Costco Companies * ...........................           40,318            1,327
Crown Cork & Seal ............................           24,667            1,318
Clorox .......................................            9,950            1,313
Cognizant ....................................           32,363            1,311
Eaton ........................................           14,968            1,307
Masco ........................................           30,970            1,293
Dover ........................................           20,923            1,287
Pioneer Hi-Bred ..............................           15,893            1,271
Dresser Industries ...........................           33,966            1,265
Ingersoll-Rand ...............................           20,369            1,258
Sysco ........................................           34,186            1,248
Hilton .......................................           46,925            1,246
Fortune Brands ...............................           33,034            1,233
Newell .......................................           30,824            1,221
Guidant ......................................           14,273            1,213
Cardinal Health ..............................           20,955            1,200
Lowes ........................................           32,105            1,192
Quaker Oats ..................................           26,384            1,184
Rite Aid .....................................           23,667            1,180
Genuine Parts ................................           34,471            1,168
Freeport McMoRan Copper and Gold (Class B) ...           37,452            1,166
Becton, Dickinson ............................           22,988            1,164
Union Carbide ................................           24,606            1,158
Union Pacific Resources ......................           46,318            1,152
Newmont Mining ...............................           29,005            1,131
Kmart * ......................................           92,231            1,130
Tribune ......................................           23,142            1,112
Baker Hughes .................................           28,319            1,096
Cooper Industries ............................           21,984            1,094
The Limited ..................................           53,469            1,083
Computer Sciences * ..........................           14,995            1,081
McGraw-Hill ..................................           18,329            1,078
Rohm & Haas ..................................           11,933            1,075
Digital Equipment * ..........................           30,315          $ 1,074
Burlington Resources .........................           24,292            1,072
Equifax ......................................           28,554            1,062
V. F .........................................           12,430            1,058
Phelps Dodge .................................           12,344            1,052
International Flavors & Fragrances ...........           20,801            1,050

Winn-Dixie ...................................           27,967            1,042
Parametric Technology * ......................           24,398            1,038
Reynolds Metals ..............................           14,361            1,023
R. R. Donnelly ...............................           27,734            1,016
Bay Networks * ...............................           38,162            1,014
Champion International .......................           18,022              996
UST ..........................................           35,534              986
Inco .........................................           32,728              984
Times Mirror (Class A) .......................           17,686              977
Northrop .....................................           11,122              977
Amerada Hess .................................           17,412              967
Eastman Chemical .............................           15,111              960
Advanced Micro Devices * .....................           26,527              955
Sherwin-Williams .............................           30,418              939
Nucor ........................................           16,577              937
Thermo Electron * ............................           27,249              926
Case .........................................           13,372              921
Interpublic Group ............................           14,624              897
General Dynamics .............................           11,904              893
Allegheny Teledyne ...........................           32,929              889
Parker Hannifin ..............................           14,642              889
New York Times (Class A) .....................           17,877              885
LSI Logic * ..................................           27,429              878
Hercules .....................................           18,147              869
Cabletron Systems * ..........................           30,565              865
Fluor ........................................           15,493              855
Laidlaw (Class B) ............................           61,435              849
Knight-Ridder ................................           17,264              847
National Semiconductor * .....................           27,600              845
Dun & Bradstreet .............................           31,463              826
Rubbermaid ...................................           27,556              820
Whirlpool ....................................           14,767              806
W.R. Grace ...................................           14,569          $   803
Morton International .........................           26,149              789
Western Atlas * ..............................           10,713              785
Dow Jones ....................................           19,125              769
TJX ..........................................           29,112              768
Avery Dennison ...............................           19,028              763
W. W. Grainger ...............................            9,546              746
Nordstrom ....................................           14,886              730
Dillard Department Stores (Class A) ..........           20,963              726
Placer Dome ..................................           44,274              725
Dana .........................................           18,876              717
Willamette Industries ........................           10,229              716
PACCAR .......................................           15,396              715
Humana * .....................................           30,381              703
St. Jude Medical * ...........................           17,950              700
Pennzoil .....................................            9,120              700
AutoZone * ...................................           29,552              696
Hasbro .......................................           24,403              692

Sigma Aldrich ................................           19,334              677
Perkin-Elmer .................................            8,253              657
Circuit City Stores ..........................           18,241              649
Stanley Works ................................           16,204              648
Wendy's International ........................           24,649              639
Ashland ......................................           13,758              638
Union Camp ...................................           12,752              638
Harcourt General .............................           13,366              637
Great Lakes Chemical .........................           12,139              636
General Instrument * .........................           25,320              633
Black & Decker ...............................           17,016              633
Ceridian * ...................................           14,957              632
Johnson Controls .............................           15,381              632
Harris .......................................            7,495              630
H&R Block ....................................           19,428              627
Brown-Forman (Class B) .......................           12,762              623
Raychem ......................................            8,362              622
Liz Claiborne ................................           13,316              621
James River ..................................           16,696              618
Woolworth * ..................................           25,645              615
Ikon Office Solutions ........................           24,675          $   615
Tandy ........................................           10,987              615
Ecolab .......................................           12,799              611
Westvaco .....................................           18,949              596
Mead .........................................            9,503              592
Pall .........................................           25,247              587
Armstrong World ..............................            7,957              584
Brunswick ....................................           18,669              583
Kerr-McGee ...................................            9,099              577
USX-U.S. Steel ...............................           16,425              576
FMC * ........................................            7,245              576
ITT Industries ...............................           22,318              575
Thomas & Betts ...............................           10,838              570
Temple-Inland ................................           10,377              560
Deluxe Corp. .................................           16,414              560
Engelhard ....................................           25,997              544
Mallinkrodt ..................................           14,222              540
United States Surgical .......................           14,392              536
Whitman ......................................           21,144              535
Reebok .......................................           11,430              534
Maytag .......................................           20,089              525
DSC Communications * .........................           23,126              515
Cummins Engine ...............................            7,210              509
Nalco Chemical ...............................           13,142              508
Adobe Systems ................................           14,368              504
Bausch & Lomb ................................           10,510              495
Silicon Graphics * ...........................           32,823              492
American Greetings (Class A) .................           13,265              492
ALZA (Class A) * .............................           16,828              488
Andrew * .....................................           17,230              483

Cyprus Amax Minerals .........................           19,314              473
Tandem Computers * ...........................           22,904              464
Mercantile Stores ............................            7,361              463
National Service Industries ..................            9,418              459
Oryx Energy * ................................           21,627              457
Polaroid .....................................            8,201              455
Fruit of the Loom (Class A) * ................           14,680              455
Novell * .....................................           65,650              454
Tupperware ...................................           12,390          $   452
Crane ........................................           10,787              451
Bemis ........................................           10,108              437
B. F. Goodrich ...............................            9,980              432
Snap-On ......................................           10,792              425
Timken .......................................           11,838              421
Rowan * ......................................           14,901              420
Supervalu ....................................           12,081              417
Sun Company ..................................           13,204              409
Louisiana Pacific ............................           19,250              407
Echlin .......................................           11,131              401
Tektronix ....................................            6,649              399
Biomet .......................................           21,188              395
Manor Care ...................................           12,092              394
Owens Corning ................................            9,142              394
C. R. Bard ...................................           10,676              388
Pep Boys .....................................           11,319              386
General Signal ...............................            8,813              384
Allergan .....................................           12,002              382
Moore ........................................           19,164              377
Giant Food (Class A) .........................           11,558              374
Louisiana Land & Exploration .................            6,489              371
Harnischfeger ................................            8,808              366
Autodesk .....................................            9,412              361
Millipore ....................................            7,917              348
Boise Cascade ................................            9,776              345
Homestake Mining .............................           25,853              338
Harrah's Entertainment * .....................           18,440              337
McDermott International ......................           11,438              334
Apple Computer * .............................           22,780              324
Meredith .....................................           10,769              312
Beverly Enterprises * ........................           19,062              310
Cooper Tire ..................................           14,014              308
Worthington Industries .......................           16,659              306
Scientific-Atlanta ...........................           13,823              302
Foster Wheeler ...............................            7,022              284
Stone Container ..............................           19,412              278
Helmerich & Payne ............................            4,821              278
Unisys * .....................................           35,861          $   273
Alberto Culver ...............................            9,753              273
Aeroquip-Vickers .............................            5,684              269
Santa Fe Energy Resources * ..................           18,155              267
Darden Restaurants ...........................           29,316              266

Potlatch .....................................            5,809              263
Briggs & Stratton ............................            5,125              256
King World Productions .......................            7,267              254
Navistar * ...................................           14,501              250
Centex .......................................            6,120              249
Battle Mountain Gold (Class A) ...............           42,726              243
Shared Medical Systems .......................            4,505              243
Inland Steel Industries ......................            9,262              242
Bethlehem Steel * ............................           22,665              237
EG&G .........................................           10,262              231
ASARCO .......................................            7,408              227
Data General * ...............................            8,516              221
A & P ........................................            8,085              220
Coors (Class B) ..............................            8,246              218
Safety-Kleen .................................           12,544              212
Jostens ......................................            7,839              207
Russell ......................................            6,975              207
Longs Drug Stores ............................            7,345              192
Springs Industries ...........................            3,646              192
Cincinnati Milacron ..........................            7,239              188
Amdahl * .....................................           21,264              186
Fleetwood ....................................            6,193              185
Ball .........................................            5,960              179
John H. Harland ..............................            7,374              168
Echo Bay Mines ...............................           26,186              147
Kaufman & Broad ..............................            8,370              147
Giddings & Lewis .............................            6,304              131
Stride Rite ..................................            9,918              128
Fleming Companies ............................            6,955              125
Pulte ........................................            3,255              112
NACCO Industries (Class A) ...................            1,279               72
Intergraph * .................................            7,496               63
Charming Shoppes * ...........................           11,723               61
Armco * ......................................           14,593          $    57
Morrison Knudsen, Warrants, 3/11/03 * ........                7                0
Total Industrial .............................                           987,695

UTILITIES  7.0%
SBC Communications ...........................          173,635           10,744
BellSouth ....................................          187,776            8,708
GTE ..........................................          181,112            7,946
Ameritech ....................................          104,296            7,086
Bell Atlantic ................................           83,288            6,319
NYNEX ........................................           83,490            4,811
U S WEST Communications ......................           90,308            3,403
Duke Power ...................................           68,456            3,282
Southern Company .............................          129,840            2,840
Edison International .........................           79,876            1,987
Enron ........................................           48,543            1,981
PG&E .........................................           77,947            1,890
FPL Group ....................................           34,321            1,581

American Electric Power ......................           35,260            1,481
Texas Utilities ..............................           42,451            1,462
Consolidated Edison ..........................           45,771            1,347
Williams Companies ...........................           30,462            1,333
Dominion Resources ...........................           35,410            1,297
PacifiCorp ...................................           56,919            1,252
Entergy ......................................           44,207            1,210
ALLTEL .......................................           36,038            1,205
Public Service Enterprise ....................           44,841            1,121
Coastal ......................................           20,761            1,104
CINergy ......................................           30,808            1,073
Carolina Power & Light .......................           29,536            1,060
Houston Industries ...........................           44,205              948
Consolidated Natural Gas .....................           17,498              942
Unicom .......................................           40,032              891
PECO Energy ..................................           41,586              873
Central and South West .......................           40,955              870
GPU ..........................................           23,782              853
Sonat ........................................           16,476              844
BGE ..........................................           29,015          $   774
DTE Energy ...................................           26,996              746
Columbia Gas System ..........................           11,019              719
Northern States Power ........................           13,773              713
Union Electric ...............................           18,863              711
Frontier .....................................           31,683              632
Ohio Edison ..................................           28,148              614
PP&L Resources ...............................           29,780              594
Pacific Enterprises ..........................           16,976              571
Noram Energy .................................           24,388              372
NICOR ........................................           10,095              362
ENSERCH ......................................           14,880              331
Niagara Mohawk * .............................           32,747              280
Peoples Energy ...............................            7,412              277
ONEOK ........................................            5,610              181
Eastern Enterprises ..........................            3,623              126
Total Utilities ..............................                            91,747

FINANCIAL  14.9%
American International Group .................           88,737           13,255
Citicorp .....................................           87,064           10,497
Fannie Mae ...................................          205,487            8,964
NationsBank ..................................          138,693            8,946
BankAmerica ..................................          134,431            8,679
Chase Manhattan ..............................           82,820            8,039
Travelers Group ..............................          120,540            7,602
American Express .............................           89,551            6,672
Allstate .....................................           82,991            6,058
BANC ONE .....................................          109,111            5,285
First Union ..................................           54,435            5,035
Morgan Stanley Dean Witter Discover ..........          108,605            4,677

Wells Fargo ..................................           17,275            4,656
Freddie Mac ..................................          133,450            4,587
Norwest ......................................           70,619            3,972
Merrill Lynch ................................           62,695            3,738
J. P. Morgan .................................           34,851            3,638
First Chicago NBD ............................           60,066            3,634
Bank of New York .............................           73,218          $ 3,185
Fleet Financial Group ........................           49,751            3,147
Aetna ........................................           28,367            2,904
General Re ...................................           15,644            2,847
PNC Bank .....................................           63,219            2,631
CIGNA ........................................           14,289            2,536
KeyCorp ......................................           42,554            2,378
SunTrust .....................................           42,222            2,325
MBNA .........................................           62,954            2,306
CoreStates Financial .........................           42,543            2,287
National City ................................           42,522            2,232
Mellon Bank ..................................           49,280            2,224
First Bank Systems ...........................           25,615            2,187
Household International ......................           18,607            2,185
Chubb ........................................           32,511            2,174
American General .............................           45,432            2,169
Loews ........................................           20,969            2,099
Barnett Banks ................................           39,764            2,088
BankBoston ...................................           27,802            2,003
Hartford Financial Services ..................           22,616            1,871
U. S. Bancorp ................................           28,759            1,845
Wachovia .....................................           30,987            1,807
Fifth Third Bancorp ..........................           19,848            1,628
Great Western Financial ......................           26,319            1,415
Comerica .....................................           20,551            1,397
Charles Schwab ...............................           33,110            1,347
Conseco ......................................           36,146            1,337
Bankers Trust New York .......................           15,110            1,315
Lincoln National .............................           19,870            1,279
St. Paul Companies ...........................           16,138            1,231
Transamerica .................................           12,839            1,201
UNUM .........................................           28,042            1,178
Salomon ......................................           21,068            1,172
SAFECO .......................................           24,421            1,141
Republic New York ............................           10,329            1,110
MGIC Investment ..............................           22,376            1,073
MBIA .........................................            8,401              948
Torchmark ....................................           13,148              937
Jefferson Pilot ..............................           13,013              909
Green Tree Financial .........................           25,222          $   899
H. F. Ahmanson ...............................           20,695              890
Golden West Financial ........................           11,452              802
Beneficial ...................................           10,022              712
Countrywide Credit ...........................           19,644              613
USF&G ........................................           23,299              559
Providian Financial ..........................           17,337              557
Total Financial ..............................                           195,014

TRANSPORTATION  1.3%
Union Pacific ................................           46,502            3,278
Burlington Northern Santa Fe .................           29,110            2,616
Norfolk Southern .............................           23,797            2,398
CSX ..........................................           41,234            2,288
AMR * ........................................           17,383            1,608
Federal Express * ............................           21,771            1,257
Delta ........................................           13,962            1,145
Southwest Airlines ...........................           26,539              687
USAir * ......................................           14,260              499
Ryder System .................................           14,011              462
Caliber Systems ..............................            5,974              223
Total Transportation .........................                            16,461
Total Common Stocks & Warrants
    (Cost  $905,767) .........................                         1,290,917

Short-Term Investments  1.6%
Certificates of Deposit  0.8%
Deutsche Bank, 6.00%, 7/29/97 ................        5,000,000            5,000
Union Bank of California, 5.55%, 7/11/97 .....        5,000,000            5,000
                                                                          10,000

Commercial Paper  0.6%
Asset Securitization Cooperative, 4(2),
     5.53%, 7/21/97 ..........................        5,000,000            4,985
UBS Finance (Delaware), 6.05%, 7/1/97 ........        3,150,000            3,150
                                                                           8,135

U.S. Government Obligations  0.2%
U.S. Treasury Bills, 5.07 - 5.37%,
     9/18 - 10/16/97 .........................        3,000,000            2,961
                                                                           2,961
Total Short-Term Investments (Cost $ 21,096)..                            21,096
Total Investments in Securities
100.1% of Net Assets (Cost $926,863) .........                        $1,312,013
Futures Contracts
In thousands
                                                        Contract  Unrealized
                                            Expiration  Value     Gain (Loss)
                                            __________  ________  __________
Long, 48 Standard & Poor's 500 Stock Index
contracts, $3,000,000 of U.S. Treasury Bills
pledged as initial margin                         9/97   $21,366       $ 695
Net payments (receipts) of variation
margin to date                                                          (840)
Variation margin receivable (payable)
on open futures contracts                                                  (145)

Other Assets Less Liabilities                                              (542)
NET ASSETS  ..................................                     $   1,311,326
Net Assets Consist of:
Accumulated net investment income -
net of distributions .........................                           $   511
Accumulated net realized gain/loss -
net of distributions .........................                             8,625
Net unrealized gain (loss) ...................                           385,845
Paid-in-capital applicable to 54,165,110
shares of $0.01 par value capital stock
outstanding; 1,000,000,000
shares authorized ............................                           916,345
NET ASSETS ...................................                     $   1,311,326
NET ASSET VALUE PER SHARE ....................                         $   24.21

*    Non-income producing
4(2) Commercial  paper  sold  within  terms of a private  placement  memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited
================================================================================
Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/97
--------------------------------------------------------------------------------
Investment Income
Income
    Dividend .................................................          $  9,331
    Interest .................................................             1,309
    Total income .............................................            10,640
Expenses
    Shareholder servicing ....................................               967
    Investment management ....................................               873
    Custody and accounting ...................................               102
    Registration .............................................                78
    Prospectus and shareholder reports .......................                43
    Legal and audit ..........................................                 7
    Directors ................................................                 6
    Miscellaneous ............................................                 9
    Total expenses ...........................................             2,085
Net investment income ........................................             8,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
    Securities ...............................................               981
    Futures ..................................................             7,833
    Net realized gain (loss) .................................             8,814
Change in net unrealized gain or loss
    Securities ...............................................           180,660
    Futures ..................................................               785
    Change in net unrealized gain or loss ....................           181,445
Net realized and unrealized gain (loss) ......................           190,259
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS .......................................          $198,814
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited
================================================================================
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                          6 Months         Year
                                                             Ended        Ended
                                                           6/30/97     12/31/96
Increase (Decrease) in Net Assets
Operations
    Net investment income ...........................  $     8,555    $  13,302
    Net realized gain (loss) ........................        8,814       11,658
    Change in net unrealized gain or loss ...........      181,445      109,832
    Increase (decrease) in net assets from operations      198,814      134,792
Distributions to shareholders
    Net investment income ...........................       (8,044)     (13,495)
    Net realized gain ...............................       (4,213)     (12,009)
    Decrease in net assets from distributions .......      (12,257)     (25,504)
Capital share transactions *
    Shares sold .....................................      437,583      357,516
    Distributions reinvested ........................       11,883       24,913
    Shares redeemed .................................     (132,405)    (141,657)
    Redemption fees received ........................           53           28
    Increase (decrease) in net assets from capital
    share transactions ..............................      317,114      240,800
Net equalization ....................................         --            311
Net Assets
Increase (decrease) during period ...................      503,671      350,399
Beginning of period .................................      807,655      457,256
End of period .......................................  $ 1,311,326    $ 807,655
*Share information
    Shares sold .....................................       19,850       19,435
    Distributions reinvested ........................          529        1,282
    Shares redeemed .................................       (5,928)      (7,579)
    Increase (decrease) in shares outstanding .......       14,451       13,138
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited                                                          June 30, 1997
================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     T. Rowe Price Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 30, 1990.

     VALUATION Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

     Short-term debt securities are valued at their amortized cost which, when combined with accrued interest, approximates fair value. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective Janurary 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
================================================================================

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS At June 30, 1997, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At June 30, 1997, the value of securities on loan was $29,556,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $318,479,000 and $4,359,000, respectively, for the six months ended June 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES
================================================================================

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $926,863,000, and net unrealized gain aggregated $385,150,000, of which $392,989,000 related to appreciated investments and $7,839,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
================================================================================

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $191,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and is equal to 0.20% of average daily net assets.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1997, which would cause the fund's ratio of expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 1999, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $168,00 0 of management fees were not accrued by the fund for the six months ended June 30, 1997. Additionally, $445,000, and $370,000 of unaccrued management fees related to previous expense limitations are subject to reimbursement through December 31, 1997 and December 31, 1999, respectively.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $909,000 for the six months ended June 30, 1997, of which $140,000 was payable at period-end.

                      For yield, price, last transaction,
                         current balance, or to conduct
                         transactions, 24 hours, 7 days
                 a week, call Tele*Access [Registration Mark]:
                            1-800-638-2587 toll free

                                 For assistance
                               with your existing
                              fund account, call:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                          410-625-6500 Baltimore area

                          To open a Discount Brokerage
                      account or obtain information, call:
                            1-800-638-5660 toll free

                      Internet address: www.troweprice.com

                            T. Rowe Price Associates
                             100 East Pratt Street
                           Baltimore, Maryland 21202
                         This report is authorized for
                       distribution only to shareholders
                        and to others who have received
                        a copy of the prospectus of the
                        T.Rowe Price Equity Index Fund.

                               Investor Centers:
                              101 East Lombard St.
                              Baltimore, MD 21202

                                 T. Rowe Price
                                Financial Center
                              10090 Red Run Blvd.
                             Owings Mills, MD 21117

                                Farragut Square
                             900 17th Street, N.W.
                             Washington, D.C. 20006

                                   ARCO Tower
                                   31st Floor
                              515 South Flower St.
                             Los Angeles, CA 90071

                             4200 West Cypress St.
                                   10th Floor
                                Tampa, FL 33607

T. Rowe Price Investment Services, Inc., Distributor.           F50-051  6/30/97